CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,186,288,246	$ 317,982,437	¥ 278,458,413
Short-term investments	115,436,080	16,789,481	129,770,000
Accounts receivable, net	203,984,074	29,668,253	43,250,595
Prepayments and other current assets	120,365,506	17,506,437	14,728,734
Total current assets	2,626,073,906	381,946,608	466,207,742
Non-current assets:
Property and equipment, net	13,929,542	2,025,968	4,614,062
Intangible assets	94,527,598	13,748,469
Goodwill	7,268,330	1,057,135
Other non-current assets	10,672,141	1,552,198	5,758,946
Total non-current assets	126,397,611	18,383,770	10,373,008
Total assets	2,752,471,517	400,330,378	476,580,750
Current liabilities (including current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB308,096,070 and RMB1,652,254,389, as of December 31, 2017 and December 31, 2018, respectively):
Accounts payable (including accounts payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB14,992,741 and RMB 73,087,671 as of December 31, 2017 and December 31, 2018, respectively)	131,249,219	19,089,407	14,992,741
Registered users’ loyalty payable (including registered users’ loyalty payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB20,977,138 and RMB249,881,449 as of December 31, 2017 and December 31, 2018, respectively)	256,661,934	37,329,930	20,977,138
Advance from advertising customers (including advance from advertising customers of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB39,864,599 and RMB1,360,017 as of December 31, 2017 and December 31, 2018, respectively)	155,099,317	22,558,260	39,864,599
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB5,642,884 and RMB41,665,582 as of December 31, 2017 and December 31, 2018, respectively)	43,422,202	6,315,497	5,642,884
Tax payable (including tax payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB21,343,600 and RMB100,757,561 as of December 31, 2017 and December 31, 2018, respectively)	101,286,721	14,731,543	21,343,600
Accrued liabilities related to users’ loyalty programs (including Accrued liabilities related to users’ loyalty program of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB187,003,469 and RMB44,133,812 as of December 31, 2017 and December 31, 2018, respectively)	44,133,812	6,418,997	187,003,469
Accrued liabilities and other current liabilities (including Accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB18,271,639 and RMB360,711,336 as of December 31, 2017 and December 31, 2018, respectively)	379,130,559	55,142,253	21,421,639
Total current liabilities	1,110,983,764	161,585,887	311,246,070
Non-current liabilities:
Other non-current liabilities	9,686,219	1,408,802
Deferred tax liabilities	23,631,899	3,437,117
Non-current liabilities	33,318,118	4,845,919
Total liabilities	1,144,301,882	166,431,806	311,246,070
Mezzanine equity:
Redeemable non-controlling interests	96,936,855	14,098,880
Total mezzanine equity	96,936,855	14,098,880	273,894,691
Shareholders’ equity (deficit):
Additional paid-in capital	3,684,130,058	535,834,493	8,856,316
Accumulated other comprehensive income/(loss)	(16,428,875)	(2,389,481)	24,651
Accumulated deficit	(2,153,235,425)	(313,175,103)	(117,456,701)
Total Qutoutiao Inc. shareholders’ equity (deficit)	1,514,507,305	220,275,952	(108,560,011)
Non-controlling interests	(3,274,525)	(476,260)
Total shareholders’ equity (deficit)	1,511,232,780	219,799,692	(108,560,011)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	2,752,471,517	400,330,378	476,580,750
Series A Shares
Mezzanine equity:
Convertible redeemable preferred shares			210,478,110
Total mezzanine equity			210,478,110
Series A1 Shares
Mezzanine equity:
Convertible redeemable preferred shares			63,416,581
Total mezzanine equity			63,416,581
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	16,292	2,370	3,758
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	¥ 25,255	$ 3,673	¥ 11,965